United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 05/31/2012

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury – 26.0%
		U.S. Treasury Bonds – 11.2%
$2,200,000		11.250%, 2/15/2015	2,844,703
2,050,000		8.750%, 5/15/2017	2,861,271
1,800,000		7.250%, 8/15/2022	2,775,234
4,000,000		7.125%, 2/15/2023	6,175,938
10,500,000		6.250%, 8/15/2023 - 5/15/2030	15,739,670
7,700,000		7.625%, 2/15/2025	12,763,953
11,000,000		5.250%, 2/15/2029	15,760,676
18,000,000		3.500%, 2/15/2039	21,276,562
32,000,000		4.375%, 5/15/2040 - 5/15/2041	43,624,687
2,000,000		4.750%, 2/15/2041	2,884,688
10,000,000		3.750%, 8/15/2041	12,314,844
5,000,000		3.125%, 2/15/2042	5,489,453
		TOTAL	144,511,679
		U.S. Treasury Notes – 14.8%
10,250,000	[1]	1.750%, 4/15/2013	10,388,135
21,100,000		4.250%, 8/15/2013 - 8/15/2015	22,813,852
24,000,000	[2]	1.250%, 2/15/2014 - 4/15/2014	24,403,602
47,000,000		1.000%, 5/15/2014 - 3/31/2017	47,762,198
11,500,000		2.625%, 6/30/2014 - 12/31/2014	12,082,548
10,000,000		2.375%, 8/31/2014	10,464,202
22,000,000		0.375%, 3/15/2015	22,020,486
2,000,000		2.000%, 4/30/2016	2,114,688
18,380,000		5.125%, 5/15/2016	21,690,554
5,000,000		1.500%, 3/31/2019	5,170,313
10,175,400		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	11,433,016
		TOTAL	190,343,594
		TOTAL U.S. TREASURY (IDENTIFIED COST $295,210,934)	334,855,273
		GOVERNMENT AGENCIES – 27.7%
		Federal Farm Credit System – 2.8%
500,000		5.550%, 7/23/2014	555,511
20,000,000	[2]	1.625%, 11/19/2014	20,573,156
1,000,000		4.300%, 12/15/2014	1,097,765
1,000,000		5.200%, 1/7/2015	1,123,112
1,000,000		5.570%, 11/23/2016	1,208,859
4,300,000		3.875%, 1/12/2021	5,042,348
249,000		5.800%, 11/10/2021	331,427
5,000,000		5.410%, 4/17/2036	6,753,576
		TOTAL	36,685,754
		Federal Home Loan Bank System – 7.2%
1,000,000		2.375%, 5/13/2013	1,019,531
27,000,000		3.625%, 10/18/2013 - 3/12/2021	29,531,540
1,000,000		2.750%, 12/12/2014	1,058,331
1,000,000		2.875%, 6/12/2015	1,069,937
16,100,000		4.750%, 9/11/2015 - 12/16/2016	18,325,399
23,000,000		3.125%, 3/11/2016	25,188,738

Principal Amount			Value
$14,000,000		5.375%, 5/18/2016	16,633,886
		TOTAL	92,827,362
		Federal Home Loan Mortgage Corporation – 7.0%
8,000,000		3.500%, 5/29/2013	8,262,872
18,000,000		4.750%, 1/19/2016	20,680,000
14,000,000	[2]	5.250%, 4/18/2016	16,486,844
7,000,000		2.500%, 5/27/2016	7,487,459
10,000,000	[2]	1.750%, 5/30/2019	10,251,472
23,000,000	[2]	2.375%, 1/13/2022	23,734,829
70,000		6.750%, 9/15/2029	107,115
3,000,000		5.625%, 11/23/2035	3,462,610
		TOTAL	90,473,201
		Federal National Mortgage Association – 6.9%
1,000,000		5.250%, 8/1/2012	1,008,245
6,000,000	[2]	2.875%, 12/11/2013	6,236,527
42,000,000		0.875%, 8/28/2014	42,422,814
8,000,000		0.750%, 12/19/2014	8,064,657
30,000,000		1.250%, 9/28/2016	30,545,334
		TOTAL	88,277,577
		Tennessee Valley Authority Bonds – 3.8%
37,550,000	[2]	5.500%, 7/18/2017	45,957,625
2,000,000		5.250%, 9/15/2039	2,636,463
		TOTAL	48,594,088
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $335,887,370)	356,857,982
		Mortgage-Backed Securities – 17.0%
		Federal Home Loan Mortgage Corporation – 0.1%
1,072,139		4.000%, 9/1/2040	1,137,563
		Federal National Mortgage Association – 16.9%
20,000,000	[3]	2.500%, 6/1/2027	20,646,946
40,000,000	[3]	3.000%, 6/1/2027	41,887,724
121,649,882	[3]	3.500%, 9/1/2025 - 6/1/2042	128,414,381
24,316,286		4.000%, 10/1/2040 - 2/1/2042	26,030,964
		TOTAL	216,980,015
		Government National Mortgage Association – 0.0%
123,011		6.500%, 10/15/2031	141,464
33,436		7.500%, 10/15/2026 - 10/15/2027	38,865
		TOTAL	180,329
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $213,774,577)	218,297,907
		Collateralized Mortgage Obligations – 28.8%
		Federal Home Loan Mortgage Corporation – 18.7%
7,869,792		REMIC K007 A1, 3.342%, 12/25/2019	8,496,424
20,739,753		REMIC K010 A1, 3.320%, 7/25/2020	22,404,390
21,327,165		REMIC K011 A1, 2.917%, 8/25/2020	22,785,470
18,958,978		REMIC K014 A1, 2.724%, 10/25/2020	20,114,808
11,000,000		REMIC K015 A2, 3.230%, 7/25/2021	11,807,409
13,617,912		REMIC K017 A1, 1.891%, 12/25/2020	13,882,204
17,000,000		REMIC K018 A2, 2.835%, 1/25/2022	17,648,117
20,000,000		REMIC K702 A2, 3.154%, 2/25/2018	21,512,524

Principal Amount			Value
$20,500,000		REMIC K703 A2, 2.699%, 5/25/2018	21,616,110
20,700,000		REMIC K704 A2, 2.412%, 8/25/2018	21,496,018
15,000,000		REMIC K705 A2, 2.303%, 9/25/2018	15,478,910
23,000,000		REMIC K707 A2, 2.220%, 12/25/2018	23,597,043
11,756,712		REMIC 2601 DA, 4.000%, 4/15/2023	12,409,085
7,469,397		REMIC 3322 FB, 0.629%, 5/15/2037	7,453,990
		TOTAL	240,702,502
		Federal National Mortgage Association – 10.1%
10,132		REMIC 1988-16 B, 9.500%, 6/25/2018	11,506
4,889		REMIC 1989-35 G, 9.500%, 7/25/2019	5,692
10,000,000		REMIC 2005-87 PE, 5.000%, 12/25/2033	10,744,523
7,839,952		REMIC 2007-46 FA, 0.609%, 5/25/2037	7,827,158
3,431,304		REMIC 2008-17 PA, 4.500%, 10/25/2037	3,637,818
7,744,735		REMIC 2009-14 PB, 3.500%, 3/25/2024	8,153,791
4,394,215		REMIC 2009-14 PC, 4.000%, 3/25/2024	4,673,555
17,863,356		REMIC 2010-M6 A1, 2.210%, 9/25/2020	18,491,996
16,280,701		REMIC 2011-M7 A1, 2.049%, 9/25/2018	16,771,365
31,000,000		REMIC 2011-M7 A2, 2.578%, 9/25/2018	32,399,489
27,383,000		REMIC 2012-M1 A1, 1.811%, 10/25/2021	27,784,538
		TOTAL	130,501,431
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $360,349,065)	371,203,933
		Repurchase Agreements – 12.2%
4,643,000		Interest in $4,190,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,190,024,442 on 6/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,299,453,202.	4,643,000
62,281,000	[4,5]	Interest in $173,802,000 joint repurchase agreement 0.18%, dated 5/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $173,829,808 on 6/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2042 and the market value of those underlying securities was $177,493,687.	62,281,000
8,000,000	[4,5]	Interest in $188,000,000 joint repurchase agreement 0.21%, dated 5/14/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $188,032,900 on 6/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $193,361,754.	8,000,000
7,542,000	[4,5]	Interest in $187,463,000 joint repurchase agreement 0.18%, dated 5/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $187,491,119 on 6/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $192,358,657.	7,542,000
74,542,000		Interest in $4,190,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,190,024,442 on 6/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,299,453,202 (purchased with proceeds from securities lending collateral).	74,542,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	157,008,000
		TOTAL INVESTMENTS — 111.7% (IDENTIFIED COST $1,362,229,946)[6]	1,438,223,095
		OTHER ASSETS AND LIABILITIES - NET — (11.7)%[7]	(150,891,215)
		TOTAL NET ASSETS — 100%	$1,287,331,880

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] United States Treasury Bond 30-Year Short Futures	345	$51,652,969	September 2012	$(901,680)

The average notional value of short futures contracts held by the Fund throughout the period was $25,581,680. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$72,558,846	$74,542,000
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At May 31, 2012, the cost of investments for federal tax purposes was $1,362,229,946. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $75,993,149. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,012,887 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,738.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions and collateral for securities lending transactions as of May 31, 2012.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Trust generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Debt Securities:
U.S Treasury	$ —	$334,855,273	$ —	$334,855,273
Government Agencies	—	356,857,982	—	356,857,982
Mortgage-Backed Securities	—	218,297,907	—	218,297,907
Collateralized Mortgage Obligations	—	371,203,933	—	371,203,933
Repurchase Agreements	—	157,008,000	—	157,008,000
TOTAL SECURITIES	$ —	$1,438,223,095	$ —	$1,438,223,095
OTHER FINANCIAL INSTRUMENTS*	$(901,680)	$ —	$ —	$(901,680)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date July 19, 2012